SUBSEQUENT EVENTS (Details) - USD ($)				1 Months Ended			6 Months Ended
	Sep. 30, 2022	Aug. 17, 2022	Aug. 11, 2022	Sep. 30, 2022	Jul. 31, 2022	Apr. 30, 2022	Jun. 30, 2022	Apr. 08, 2022
SUBSEQUENT EVENTS
Warrants issued						1,782,000	2,644,000
Weighed average exercise price						$ 4.12	$ 4.00
Bridge Financing loan payable							$ 1,500,000
Subsequent events
SUBSEQUENT EVENTS
Repayment of principal		$ 2,500,000
Subsequent events | Securities purchase agreement
SUBSEQUENT EVENTS
Percentage of original issue discount	15.00%
Interest Rate, Stated	5.00%
Principal amount	$ 1,408,750			$ 1,408,750
Number of issued warrants to purchase	352,188			352,188
Gross proceeds	$ 1,225,000
Subsequent events | Securities purchase agreement | Private placements
SUBSEQUENT EVENTS
Aggregate principal amount	$ 2,875,000			$ 2,875,000
Percentage of original issue discount	15.00%
Term of the debt	5 years
Number of aggregate shares	718,750			718,750
Exercise price of aggregate shares (per-share)	$ 4.00			$ 4.00
Subsequent events | IPO Before Fees And Expenses [Member]
SUBSEQUENT EVENTS
Amount of IPO			$ 13,500,000
Subsequent events | IPO After Fees And Expenses [Member]
SUBSEQUENT EVENTS
Amount of IPO			$ 11,400,000
Subsequent events | July 2022 Bridge Financing
SUBSEQUENT EVENTS
Interest rate					5.00%
Aggregate principal amount					$ 1,955,000
Warrants issued					252,875
Prepayment premium percentage					15.00%
Percentage of dividend on preferred stock on conversion of notes					5.00%
Conversion price per share for conversion of converted preferred stock into common stock					$ 3.00
Conversion price per share for conversion of converted preferred stock into common stock, as a percentage of per-share offering price					75.00%
Conversion price per share for conversion of notes into common stock					$ 3.00
Conversion price per share for conversion of notes into common stock, as a percentage of per-share offering price					75.00%
Subsequent events | Unsecured 1.5% interest promissory notes
SUBSEQUENT EVENTS
Interest rate			1.50%					1.50%
Aggregate principal amount			$ 1,330,000					$ 1,380,000
Subsequent events | 6% convertible notes due April 2023
SUBSEQUENT EVENTS
Interest rate	6.00%		6.00%	6.00%
Aggregate principal amount			$ 1,000,000
Subsequent events | 1% convertible notes due March 2024
SUBSEQUENT EVENTS
Interest rate			1.00%
Aggregate principal amount			$ 700,195
Subsequent events | 1% loan payable due March 2024
SUBSEQUENT EVENTS
Interest rate			1.00%
Aggregate principal amount			$ 20,500
Subsequent events | 6% related party loan payable due May 2023
SUBSEQUENT EVENTS
Interest rate	6.00%			6.00%
Repayment of related party loan				$ 300,000